POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT PLANS RECOGNIZED IN THE BALANCE SHEET (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$ 168	$ 56
Current liability	(47)	(38)
Noncurrent liability	(4,388)	(4,701)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038
Prior service cost (credit)	354	275
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(827)	1,343
Prior service cost - current year	93	66
Amortization of net actuarial loss	(154)	(91)
Amortization of prior service (cost) / credit	(18)	(15)
Settlement / curtailment cost	0	(3)
Currency translation and other	262	(190)
TOTAL CHANGE IN AOCI	(644)	1,110
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	0	0
Current liability	(24)	(20)
Noncurrent liability	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(1,911)	(1,935)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,181	2,319
Prior service cost (credit)	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,089	2,200
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(60)	491
Prior service cost - current year	7	0
Amortization of net actuarial loss	(96)	(20)
Amortization of prior service (cost) / credit	18	21
Settlement / curtailment cost	0	0
Currency translation and other	20	0
TOTAL CHANGE IN AOCI	(111)	492
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$ (124)	$ 349